Segment and Geographic Information (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Percentages of Revenues Attributable to Company's Major Product Categories

The Company sells a full range of its products within each geographical segment. The percentages of net revenues attributable to each of the Company’s major product categories are as follows:

	Percentage of Net Revenues
	2012	2011	2010
Apparel	63%	61%	64%
Footwear	24	23	21
Accessories and related products	13	16	15

	100%	100%	100%

Information Related to Company's Operating Segments

Information related to the Company’s operating segments is as follows:

	Three Months Ended July 31,
In thousands	2013	2012
Revenues, net:
Americas	$267,997	$286,136
EMEA	163,796	154,076
APAC	63,356	71,623
Corporate operations	615	604

	$495,764	$512,439

Gross profit:
Americas	$114,327	$126,101
EMEA	97,161	88,136
APAC	32,432	39,258
Corporate operations	855	(7)

	$244,775	$253,488

SG&A expense:
Americas	$78,752	$92,781
EMEA	88,845	80,862
APAC	33,881	37,747
Corporate operations	15,101	14,398

	$216,579	$225,788

Asset impairments:
Americas	$1,086	$141
EMEA	1,066	—
APAC	—	—
Corporate operations	—	—

	$2,152	$141

Operating income/(loss):
Americas	$34,489	$33,179
EMEA	7,250	7,274
APAC	(1,449)	1,511
Corporate operations	(14,246)	(14,405)

	$26,044	$27,559

	Nine Months Ended July 31,
In thousands	2013	2012
Revenues, net:
Americas	$682,984	$712,519
EMEA	500,160	518,504
APAC	200,132	220,242
Corporate operations	2,254	3,008

	$1,385,530	$1,454,273

Gross profit:
Americas	$287,882	$311,738
EMEA	284,011	298,905
APAC	103,343	113,361
Corporate operations	382	(417)

	$675,618	$723,587

SG&A expense:
Americas	$251,825	$270,669
EMEA	253,055	250,160
APAC	108,843	114,988
Corporate operations	46,319	44,396

	$660,042	$680,213

Asset impairments:
Americas	$8,029	$556
EMEA	2,623	—
APAC	—	—
Corporate operations	—	—

	$10,652	$556

Operating income (loss):
Americas	$28,028	$40,513
EMEA	28,333	48,745
APAC	(5,500)	(1,627)
Corporate operations	(45,937)	(44,813)

	$4,924	$42,818

	July 31, 2013	October 31, 2012
Identifiable assets:
Americas	$573,680	$576,179
EMEA	783,567	718,537
APAC	207,273	224,149
Corporate operations	628,007	199,375

	$2,192,527	$1,718,240

Information related to the Company’s operating segments is as follows:

	Year Ended October 31,
In thousands	2012	2011	2010
Revenues, net:
Americas	$991,625	$914,406	$843,078
EMEA	710,852	761,100	728,952
APAC	307,141	272,479	260,578
Corporate operations	3,621	5,076	5,012

Consolidated	$2,013,239	$1,953,061	$1,837,620

Gross profit/(loss):
Americas	$429,868	$425,607	$390,249
EMEA	393,944	453,727	436,088
APAC	156,833	144,815	141,197
Corporate operations	(299)	(315)	(286)

Consolidated	$980,346	$1,023,834	$967,248

SG&A expense:
Americas	$362,322	$360,921	$324,683
EMEA	337,535	340,387	340,138
APAC	157,247	147,949	128,207
Corporate operations	59,040	46,692	39,038

Consolidated	$916,144	$895,949	$832,066

Asset impairments:
Americas	$5,267	$3,891	$8,686
EMEA	560	1,331	1,785
APAC	1,407	81,151	1,186
Corporate operations	—	—	—

Consolidated	$7,234	$86,373	$11,657

Operating income/(loss):
Americas	$62,279	$60,795	$56,880
EMEA	55,849	112,009	94,165
APAC	(1,821)	(84,285)	11,804
Corporate operations	(59,339)	(47,007)	(39,324)

Consolidated	$56,968	$41,512	$123,525

Identifiable assets:
Americas	$576,179	$577,643	$535,580
EMEA	718,537	750,378	704,306
APAC	224,149	231,879	298,503
Corporate operations	199,375	204,323	157,732

Consolidated	$1,718,240	$1,764,223	$1,696,121

Goodwill:
Americas	$75,974	$76,048	$75,051
EMEA	190,986	186,334	181,555
APAC	6,207	6,207	75,882

Consolidated	$273,167	$268,589	$332,488